Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,731,650
Total Fee Amount	14,463.44
Total Offset Amount	0
Net Fee	$ 14,463.44
Offset Table N/A	N/A